ACQUISITIONS AND INTANGIBLES - Assets and Liabilities acquired (Details) - USD ($) $ in Thousands	1 Months Ended
	Oct. 31, 2019	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets acquired:
Goodwill		$ 4,448	$ 2,857	$ 2,857
Neuro-Pro Monitoring
Business Acquisition [Line Items]
Promissory notes, at fair value	$ 7,151
Common shares liability, at fair value	540
Cash consideration	7,691
Assets acquired:
Equipment	172
Intangibles	4,662		$ 4,115	$ 4,587
Total assets acquired	4,834
Goodwill	2,857
Total	$ 7,691